RIGHT-OF-USE ASSET (Details Narrative) - USD ($) $ in Thousands	May 31, 2026	May 31, 2025
Property, Plant, and Equipment [Line Items]
Right-of-use assets	$ 1,016	$ 1,041
Operating lease weighted average incremental borrowing rate	2.0383%
Operating lease weighted average remaining life	15 years
Lease liabilities	$ 1,082	1,114
Leasehold Buildings [Member]
Property, Plant, and Equipment [Line Items]
Right-of-use assets	1,000	1,000
Amortization of the right-of-use asset	$ 70	$ 60